Earnings Per Share (Unaudited)	3 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
EARNINGS PER SHARE
FCX’s basic net (loss) income per share of common stock was computed by dividing net (loss) income attributable to common stockholders by the weighted-average shares of common stock outstanding during the period. Diluted net income per share of common stock was computed using the most dilutive of (a) the two-class method or (b) the treasury stock method. Under the two-class method, net income is allocated to each class of common stock and participating securities as if all of the earnings for the period had been distributed. FCX’s participating securities consist of vested restricted stock units (RSUs) for which the underlying common shares are not yet issued and entitle holders to non-forfeitable dividends.

A reconciliation of net (loss) income and weighted-average shares of common stock outstanding for purposes of calculating basic and diluted net (loss) income per share follows (in millions, except per share amounts):

	Three Months Ended
	March 31,
	2016		2015
Net loss from continuing operations	$(4,097)		$(2,447)
Net income from continuing operations attributable to noncontrolling interests	(62)		(32)
Preferred dividends attributable to redeemable noncontrolling interest	(11)		(10)
Undistributed earnings allocated to participating securities	(3)		(3)
Net loss from continuing operations attributable to common stockholders	$(4,173)		$(2,492)

Net (loss) income from discontinued operations	$(4)		$41
Net income from discontinued operations attributable to noncontrolling interests	(10)		(26)
Net (loss) income from discontinued operations attributable to common stockholders	$(14)		$15

Net loss attributable to common stockholders	$(4,187)		$(2,477)

Basic weighted-average shares of common stock outstanding	1,251		1,040
Add shares issuable upon exercise or vesting of dilutive stock options and RSUs	—	[a]	—	[a]
Diluted weighted-average shares of common stock outstanding	1,251		1,040

Basic and diluted net (loss) income per share attributable to common stockholders:
Continuing operations	$(3.34)		$(2.40)
Discontinued operations	(0.01)		0.02
	$(3.35)		$(2.38)

a.
Excludes approximately 10 million shares of common stock for first-quarter 2016 and 14 million for first-quarter 2015 associated with outstanding stock options with exercise prices less than the average market price of FCX's common stock and RSUs that were anti-dilutive.

Outstanding stock options with exercise prices greater than the average market price of FCX’s common stock during the period are excluded from the computation of diluted net income per share of common stock. Stock options for 47 million shares of common stock were excluded for first-quarter 2016 and 40 million were excluded for first-quarter 2015.